Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Schedule of property plant and equipment
	September 30, 2022	September 30, 2021
Buildings	$10,384,017	$10,681,720
Machinery and equipment	7,632,069	6,812,581
Electronic equipment	1,876,114	2,438,059
Transportation vehicles	219,449	241,906
Office equipment	280,455	261,972
Leasehold improvement	793,929	718,740
Construction in progress	3,826,690	2,284,583
Total property plant and equipment, at cost	25,012,723	23,439,561
Less: accumulated depreciation	(5,596,894)	(4,071,228)
Property, plant and equipment, net	$19,415,829	$19,368,333